Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 27.83%
FHLMC ¤	0.00%	12-14-2029	$6,390,000	$ 5,441,885
FHLMC (1 Month LIBOR +0.35%) ±	0.54	12-15-2048	543,862	540,491
FHLMC	1.75	5-15-2043	1,973,865	1,948,967
FHLMC	2.00	11-1-2041	2,241,889	2,184,420
FHLMC	2.00	11-1-2041	2,955,911	2,880,136
FHLMC	2.00	12-1-2041	2,198,017	2,141,670
FHLMC	2.00	1-1-2042	2,208,271	2,148,567
FHLMC	2.00	2-1-2042	4,664,086	4,543,302
FHLMC	2.00	3-1-2042	4,100,159	3,992,758
FHLMC	2.50	1-1-2036	14,264,350	14,541,789
FHLMC (12 Month LIBOR +1.64%) ±	2.81	5-1-2049	2,372,571	2,418,412
FHLMC	3.00	12-1-2031	7,775,452	7,994,222
FHLMC	3.00	1-1-2032	1,250,957	1,292,107
FHLMC	3.00	2-1-2032	2,384,329	2,451,959
FHLMC	3.00	10-15-2047	5,179,190	5,300,107
FHLMC	3.00	5-15-2050	4,058,381	4,183,075
FHLMC	4.00	1-1-2035	113,386	121,064
FHLMC	4.00	1-1-2036	222,886	238,355
FHLMC	4.00	10-1-2036	1,090,045	1,158,359
FHLMC	4.00	3-1-2037	176,960	190,191
FHLMC	4.00	3-1-2037	206,704	222,838
FHLMC	4.00	3-1-2037	200,087	213,280
FHLMC	4.00	4-1-2037	1,596,272	1,713,919
FHLMC	4.00	4-1-2037	1,288,958	1,380,573
FHLMC	4.00	8-1-2038	6,393,286	6,755,416
FHLMC	4.00	7-1-2049	9,302,750	9,956,523
FHLMC	4.50	6-1-2039	196,313	210,985
FHLMC	4.50	7-1-2039	252,779	276,980
FHLMC	5.00	5-1-2048	4,682,321	5,202,104
FHLMC	5.00	3-1-2049	7,279,378	8,047,857
FHLMC Series 1897 Class K	7.00	9-15-2026	161	173
FHLMC Series 264 Class 30	3.00	7-15-2042	6,613,358	6,695,801
FHLMC Series 4426 Class QC	1.75	7-15-2037	3,430,993	3,396,627
FHLMC Series 4705 Class A	4.50	9-15-2042	267,240	268,876
FHLMC Series 4763 Class CA	3.00	9-15-2038	988,741	1,013,076
FHLMC Series 4767 Class KA	3.00	3-15-2048	2,714,237	2,781,534
FHLMC Series 5091 Class AB	1.50	3-25-2051	8,049,114	7,804,033
FHLMC Series 5119 Class AB	1.50	8-25-2049	4,065,448	3,880,216
FNMA ¤	0.00	11-15-2030	18,777,000	15,597,507
FNMA	1.50	1-25-2043	2,426,455	2,343,001
FNMA	1.50	1-25-2043	8,142,094	7,932,896
FNMA	1.70	8-25-2033	9,584,398	9,520,538
FNMA	1.75	5-25-2043	2,740,318	2,700,518
FNMA	1.75	6-25-2046	17,835,662	17,115,046
FNMA	2.00	6-25-2038	9,383,279	9,374,812
FNMA	2.00	2-1-2042	12,223,527	11,903,345
FNMA	2.00	3-1-2042	4,443,524	4,328,446
FNMA %%	2.00	3-14-2052	65,200,000	62,541,063
FNMA (12 Month LIBOR +1.58%) ±	2.08	6-1-2045	1,970,896	2,034,705
FNMA (12 Month LIBOR +1.58%) ±	2.44	1-1-2046	6,105,876	6,308,370
FNMA	2.50	12-1-2035	14,769,168	15,057,297
FNMA	2.50	2-1-2036	10,579,635	10,744,352
FNMA	2.50	3-1-2036	8,417,620	8,581,893
FNMA	2.50	3-1-2036	12,929,480	13,171,062
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.50%	4-1-2036	$2,950,377	$ 3,007,937
FNMA	2.50	5-1-2036	10,038,165	10,186,089
FNMA	2.50	5-1-2036	7,642,463	7,791,634
FNMA	2.50	6-1-2036	9,143,309	9,321,680
FNMA	2.50	11-25-2044	1,735,297	1,725,467
FNMA %%	2.50	11-25-2051	68,300,000	67,384,887
FNMA	2.50	1-1-2052	16,099,462	15,923,061
FNMA	2.50	2-1-2052	17,333,667	17,143,737
FNMA %%	3.00	5-18-2036	4,200,000	4,283,903
FNMA	3.00	1-1-2043	5,334,173	5,515,217
FNMA	3.00	5-25-2048	7,053,888	7,235,565
FNMA %%	3.00	4-25-2049	63,800,000	64,438,000
FNMA	3.00	7-25-2049	2,426,079	2,439,745
FNMA	3.00	11-1-2050	13,081,161	13,370,393
FNMA %%	3.00	5-13-2051	85,700,000	86,155,281
FNMA	3.00	6-1-2051	9,440,070	9,703,298
FNMA	3.00	6-1-2051	2,447,499	2,504,179
FNMA	3.00	8-1-2051	11,515,768	11,893,303
FNMA %%	3.00	4-13-2052	108,800,000	109,650,000
FNMA	3.00	12-1-2054	23,087,470	23,685,867
FNMA	3.00	2-1-2055	2,257,014	2,313,295
FNMA	3.00	7-1-2060	29,372,952	30,205,792
FNMA	3.00	7-1-2060	23,019,434	23,479,078
FNMA	3.50	4-1-2050	6,291,275	6,636,516
FNMA	3.50	7-1-2050	8,417,210	8,874,896
FNMA	3.50	2-1-2052	7,244,425	7,683,181
FNMA %%	3.50	3-14-2052	17,900,000	18,434,203
FNMA %%	3.50	4-13-2052	31,900,000	32,778,496
FNMA	4.00	9-1-2033	1,779,773	1,860,211
FNMA	4.00	12-1-2036	210,694	223,944
FNMA	4.00	10-1-2037	1,309,649	1,386,554
FNMA	4.00	6-1-2038	2,431,879	2,568,610
FNMA	4.00	9-1-2045	728,605	783,040
FNMA	4.00	1-1-2046	5,270,194	5,681,141
FNMA	4.00	2-1-2047	2,559,809	2,731,952
FNMA	4.00	4-1-2047	626,454	670,812
FNMA	4.00	4-1-2047	487,698	525,720
FNMA	4.00	4-1-2047	355,670	374,838
FNMA	4.00	10-1-2047	579,251	624,407
FNMA	4.00	10-1-2047	489,420	523,105
FNMA	4.00	7-1-2048	16,528,210	17,595,615
FNMA	4.00	12-1-2048	2,666,430	2,874,485
FNMA	4.00	2-1-2049	2,977,791	3,182,025
FNMA	4.00	5-1-2049	371,363	392,181
FNMA	4.00	5-1-2049	2,323,526	2,487,075
FNMA	4.00	12-1-2049	2,486,897	2,647,873
FNMA	4.00	8-1-2059	3,157,816	3,443,193
FNMA	4.50	5-1-2034	872,082	941,726
FNMA	4.50	6-1-2041	183,234	199,351
FNMA	4.50	3-1-2043	2,573,646	2,798,804
FNMA	4.50	10-1-2045	3,891,309	4,231,975
FNMA	4.50	2-1-2046	92,936	100,500
FNMA	4.50	7-1-2048	4,256,135	4,613,487
FNMA	4.50	8-1-2048	5,564,054	6,051,627
FNMA	4.50	10-1-2048	4,694,277	5,098,696
See accompanying notes to portfolio of investments

2  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.50%	11-1-2048	$1,845,139	$ 2,029,148
FNMA	4.50	1-1-2049	8,995,961	9,771,186
FNMA	4.50	2-1-2049	4,760,134	5,117,960
FNMA	4.50	6-1-2049	3,705,764	4,025,212
FNMA	4.50	7-1-2049	4,009,244	4,360,850
FNMA	4.50	8-1-2049	3,536,171	3,801,929
FNMA	5.00	7-1-2044	263,139	289,892
FNMA	5.00	10-1-2048	64,689	71,812
FNMA	5.00	12-1-2048	2,596,367	2,844,277
FNMA	5.00	8-1-2049	26,297,751	29,301,961
FNMA	5.00	8-1-2049	12,390,407	13,714,875
FNMA	5.00	11-1-2049	3,725,535	4,074,736
FNMA	5.50	12-1-2048	3,291,469	3,679,216
FNMA	5.50	6-1-2049	8,944,041	10,016,981
FNMA	6.00	4-1-2022	14	14
FNMA	6.00	2-1-2029	1,540	1,678
FNMA	6.00	3-1-2033	19,864	22,242
FNMA	6.00	11-1-2033	6,568	7,431
FNMA %%	2.50	4-13-2052	83,000,000	81,698,569
FNMA Series 2017-13 Class PA	3.00	8-25-2046	2,950,926	2,982,753
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	1,737,056	1,788,464
FNMA Series 2018-14 Class KC	3.00	3-25-2048	3,195,663	3,272,479
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,207,669	1,244,868
FNMA Series 2018-8 Class KL	2.50	3-25-2047	3,065,749	3,063,357
FNMA Series 2019-15 Class AB	3.50	5-25-2053	7,071,569	7,448,015
FNMA Series 2020-48 Class AB	2.00	7-25-2050	4,482,214	4,432,262
FNMA Series 2020-48 Class DA	2.00	7-25-2050	9,870,045	9,764,559
FNMA Series 2021-27 Class EC	1.50	5-25-2051	12,429,616	11,927,578
FNMA Series 2021-78 Class ND	1.50	11-25-2051	6,981,299	6,850,931
FNMA Series 414 Class A35	3.50	10-25-2042	6,029,909	6,398,927
GNMA %%	2.50	3-21-2052	35,200,000	35,171,125
GNMA	3.00	2-20-2052	35,500,000	36,151,322
GNMA %%	3.00	3-21-2052	17,200,000	17,485,547
GNMA	3.50	1-20-2048	2,932,454	3,081,484
GNMA	3.50	3-20-2049	1,970,168	2,043,083
GNMA	4.00	6-20-2047	20,719,319	21,795,428
GNMA	4.00	3-20-2048	720,420	761,963
GNMA	4.00	4-20-2048	1,076,517	1,138,645
GNMA	4.00	4-20-2048	872,797	925,598
GNMA	4.00	4-20-2048	837,037	894,600
GNMA	4.00	5-20-2049	1,070,227	1,123,068
GNMA	4.00	6-20-2049	2,836,950	2,971,837
GNMA	4.00	7-20-2049	2,617,610	2,780,073
GNMA	4.50	8-15-2047	499,467	558,315
GNMA	4.50	6-20-2048	3,447,036	3,645,320
GNMA	4.50	2-20-2049	3,929,412	4,298,774
GNMA	4.50	3-20-2049	360,368	385,614
GNMA	4.50	4-20-2049	471,136	497,643
GNMA	4.50	5-20-2049	817,381	862,455
GNMA	4.50	5-20-2049	515,391	543,780
GNMA	5.00	12-20-2039	126,210	138,323
GNMA	5.00	3-20-2048	6,151,605	6,650,195
GNMA	5.00	5-20-2048	2,835,777	3,025,141
GNMA	5.00	6-20-2048	10,764,659	11,443,026
GNMA	5.00	7-20-2048	1,894,960	2,017,290
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	5.00%	8-20-2048	$2,978,177	$ 3,175,596
GNMA	5.00	12-20-2048	2,941,611	3,117,497
GNMA	5.00	1-20-2049	555,650	587,854
GNMA	5.00	1-20-2049	2,988,068	3,212,174
GNMA	5.00	2-20-2049	244,204	265,373
GNMA	5.00	3-20-2049	888,518	965,347
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	956,272	1,030,052
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	3,277,484	3,307,390
GNMA Series 2018-11 Class PC	2.75	12-20-2047	3,687,821	3,762,315
GNMA Series 2019-132 Class NA	3.50	9-20-2049	3,012,502	3,114,105
GNMA Series 2021-23 Class MG	1.50	2-20-2051	8,913,173	8,714,697
Total Agency securities (Cost $1,434,989,843)				1,428,811,356
Asset-backed securities: 6.90%
AmeriCredit Automobile Receivables Series 2020-2 Class A2	0.60	12-18-2023	3,795	3,795
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1 144A	2.36	3-20-2026	3,825,000	3,822,611
Avis Budget Rental Car Funding LLC Series 2021-2A Class A 144A	1.66	2-20-2028	7,680,000	7,443,266
Blackstone Secured Lending Fund 144A	2.85	9-30-2028	2,485,000	2,289,058
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2	1.39	7-15-2030	5,392,000	5,113,567
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	1.84	11-26-2046	1,935,315	1,955,011
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	1,551,999	1,570,127
College Avenue Student Loan Trust Series 2019-A Class A2 144A	3.28	12-28-2048	2,531,285	2,561,316
College Avenue Student Loan Trust Series 2021-A Class A2 144A	1.60	7-25-2051	3,478,233	3,312,206
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	3,524,000	3,615,532
Hertz Vehicle Financing LLC Series 2021-2A Class A 144A	1.68	12-27-2027	6,693,000	6,414,818
Hertz Vehicle Financing LLC Series 2022-1A Class A 144A	1.99	6-25-2026	9,104,000	8,984,535
Hertz Vehicle Financing LLC Series 2022-2A Class A 144A	2.33	6-26-2028	8,078,000	7,978,154
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,869,462
Morgan Stanley Direct Lending Fund 144A	4.50	2-11-2027	3,314,000	3,282,986
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	1.79	10-15-2031	2,622,000	2,642,859
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	2.34	12-15-2045	1,384,082	1,413,259
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	460,277	464,697
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	4,008,245	4,168,612
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	4,755,364	4,810,846
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	6,272,574	6,415,110
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	3,839,882	3,869,558
See accompanying notes to portfolio of investments

4  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01%	12-15-2059	$7,800,186	$ 7,942,321
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	4,473,990	4,480,318
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	2,206,436	2,209,086
Navient Student Loan Trust Series 2020-BA ClassA2 144A	2.12	1-15-2069	2,933,528	2,917,572
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	3,658,478	3,611,106
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	2,659,190	2,605,363
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	10,424,305	10,073,233
Navient Student Loan Trust Series 2021-3A Class A1A 144A	1.77	8-25-2070	6,585,790	6,415,779
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	1,184,329	1,150,480
Navient Student Loan Trust Series 2021-BA Class A 144A	0.94	7-15-2069	1,707,117	1,651,165
Navient Student Loan Trust Series 2021-CA Class A 144A	1.06	10-15-2069	6,990,069	6,770,073
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	11,736,579	11,308,597
Navient Student Loan Trust Series 2021-FA Class A 144A	1.11	2-18-2070	13,071,617	12,472,816
Navient Student Loan Trust Series 2022-A Class A 144A	2.23	7-15-2070	15,166,000	15,033,724
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	0.42	1-25-2037	3,733,186	3,720,175
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	0.44	10-27-2036	1,857,017	1,819,441
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	0.37	10-25-2033	15,028,612	14,969,563
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	0.31	3-23-2037	14,912,244	14,591,198
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	0.33	12-24-2035	11,241,409	11,189,368
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	0.39	3-22-2032	2,782,270	2,685,844
Santander Drive Auto Receivables Trust Series 2020-4 Class A3	0.48	7-15-2024	941,874	941,787
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	0.95	12-15-2032	2,772,986	2,744,948
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	0.32	7-25-2022	14,075,486	14,021,640
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	0.59	3-25-2025	1,285,750	1,277,060
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	8,352	8,359
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	1,983,610	1,984,817
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	1.64	2-17-2032	1,546,302	1,555,876
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	1.29	9-15-2034	1,759,936	1,768,010
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	2,561,349	2,615,257
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44%	7-15-2036	$9,547,354	$ 9,784,976
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	5,916,794	5,781,107
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	5,701,395	5,549,213
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	17,177,257	16,851,672
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	13,654,438	12,812,872
SMB Private Education Loan Trust Series 2021-B Class A 144A	1.31	7-17-2051	7,642,580	7,453,783
SMB Private Education Loan Trust Series 2021-C Class A2 (1 Month LIBOR +0.80%) 144A±	0.99	1-15-2053	6,986,000	6,967,024
SMB Private Education Loan Trust Series 2021-D Class A1A 144A	1.34	3-17-2053	11,283,943	10,938,034
SMB Private Education Loan Trust Series 2021-E Class A1A 144A	1.68	2-15-2051	7,815,993	7,696,209
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	1.04	7-25-2039	118,541	118,565
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.89	3-26-2040	185,854	185,813
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	176,502	177,278
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	0.69	11-26-2040	24,753	24,751
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	585,271	588,158
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	1,196,700	1,200,329
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	2,762,219	2,787,328
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	2,495,140	2,473,901
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	2,126,742	2,053,476
SoFi Professional Loan Program LLC Series 2021-B Class AFX 144A	1.14	2-15-2047	4,703,940	4,533,895
Toyota Auto Loan Extended Note Series 2021-1A Class A 144A	1.07	2-27-2034	1,869,000	1,791,173
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11	9-20-2045	2,212,152	2,141,749
Verizon Master Trust Series 2022-2 Class A	1.53	7-20-2028	3,146,000	3,116,419
Total Asset-backed securities (Cost $359,971,313)				354,564,086
Corporate bonds and notes: 24.16%
Communication services: 2.51%
Diversified telecommunication services: 1.91%
AT&T Incorporated	1.70	3-25-2026	8,293,000	8,071,787
AT&T Incorporated	2.25	2-1-2032	1,370,000	1,264,334
AT&T Incorporated	3.10	2-1-2043	2,499,000	2,230,646
AT&T Incorporated	3.30	2-1-2052	1,494,000	1,326,758
AT&T Incorporated	3.50	6-1-2041	1,779,000	1,691,542
AT&T Incorporated	3.50	9-15-2053	6,663,000	6,092,621
See accompanying notes to portfolio of investments

6  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified telecommunication services (continued)
AT&T Incorporated	3.50%	2-1-2061	$1,660,000	$ 1,462,321
AT&T Incorporated	3.55	9-15-2055	1,745,000	1,582,339
AT&T Incorporated	3.65	6-1-2051	1,336,000	1,260,338
AT&T Incorporated	3.65	9-15-2059	3,506,000	3,180,535
AT&T Incorporated	3.80	12-1-2057	3,191,000	2,993,805
T-Mobile USA Incorporated	2.25	2-15-2026	3,259,000	3,144,935
T-Mobile USA Incorporated 144A	2.25	2-15-2026	16,577,000	15,996,805
T-Mobile USA Incorporated	2.88	2-15-2031	1,132,000	1,062,178
T-Mobile USA Incorporated	3.38	4-15-2029	8,186,000	8,010,820
T-Mobile USA Incorporated 144A	3.38	4-15-2029	8,331,000	8,152,717
T-Mobile USA Incorporated 144A	3.40	10-15-2052	1,127,000	998,814
T-Mobile USA Incorporated 144A	3.50	4-15-2031	6,144,000	6,047,939
Verizon Communications Incorporated	2.55	3-21-2031	2,425,000	2,327,777
Verizon Communications Incorporated	2.65	11-20-2040	6,995,000	6,069,835
Verizon Communications Incorporated	2.88	11-20-2050	1,345,000	1,149,471
Verizon Communications Incorporated	3.40	3-22-2041	3,361,000	3,236,711
Verizon Communications Incorporated	3.70	3-22-2061	2,442,000	2,327,597
Verizon Communications Incorporated %%	3.88	3-1-2052	1,647,000	1,703,172
Verizon Communications Incorporated	4.33	9-21-2028	1,157,000	1,259,842
Verizon Communications Incorporated	1.68	10-30-2030	3,344,000	3,003,835
Verizon Communications Incorporated 144A	2.36	3-15-2032	2,510,000	2,343,691
				97,993,165
Entertainment: 0.18%
Netflix Incorporated 144A	3.63	6-15-2025	2,970,000	3,036,825
Netflix Incorporated 144A	5.38	11-15-2029	2,323,000	2,594,501
Netflix Incorporated	5.88	11-15-2028	3,191,000	3,607,904
				9,239,230
Media: 0.41%
Charter Communications Operating LLC	2.25	1-15-2029	4,777,000	4,411,656
Charter Communications Operating LLC	3.50	6-1-2041	2,204,000	1,904,461
Charter Communications Operating LLC	3.70	4-1-2051	877,000	735,763
Charter Communications Operating LLC	3.90	6-1-2052	4,595,000	3,996,496
Charter Communications Operating LLC	4.40	12-1-2061	1,438,000	1,281,442
Charter Communications Operating LLC	3.50	3-1-2042	4,119,000	3,550,799
Comcast Corporation	2.45	8-15-2052	821,000	661,516
Comcast Corporation	2.65	8-15-2062	4,122,000	3,201,271
Comcast Corporation 144A	2.89	11-1-2051	340,000	294,937
ViacomCBS Incorporated	4.95	1-15-2031	928,000	1,005,850
				21,044,191
Wireless telecommunication services: 0.01%
T-Mobile USA Incorporated	3.50	4-15-2031	898,000	883,960
Consumer discretionary: 1.76%
Automobiles: 0.10%
Ford Motor Company	3.63	6-17-2031	3,765,000	3,620,471
Ford Motor Company	4.75	1-15-2043	1,362,000	1,317,735
				4,938,206
Hotels, restaurants & leisure: 0.35%
GLP Capital LP	5.30	1-15-2029	1,685,000	1,831,810
Marriott International Incorporated	2.85	4-15-2031	4,102,000	3,909,795
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  7

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Marriott International Incorporated	3.50%	10-15-2032	$2,510,000	$ 2,502,608
Marriott International Incorporated	4.63	6-15-2030	5,931,000	6,403,979
Marriott International Incorporated	5.75	5-1-2025	1,021,000	1,117,347
Starbucks Corporation	1.30	5-7-2022	2,119,000	2,120,111
				17,885,650
Internet & direct marketing retail: 0.58%
Amazon.com Incorporated	1.00	5-12-2026	11,369,000	10,948,021
Amazon.com Incorporated	1.65	5-12-2028	5,123,000	4,927,774
Amazon.com Incorporated	2.10	5-12-2031	7,999,000	7,700,394
Amazon.com Incorporated	2.70	6-3-2060	1,625,000	1,386,215
Amazon.com Incorporated	3.10	5-12-2051	4,042,000	3,907,087
Amazon.com Incorporated	3.25	5-12-2061	848,000	807,052
				29,676,543
Multiline retail: 0.13%
Target Corporation «	1.95	1-15-2027	3,310,000	3,282,878
Target Corporation	2.95	1-15-2052	3,736,000	3,539,303
				6,822,181
Specialty retail: 0.49%
Advance Auto Parts Company	3.90	4-15-2030	6,672,000	6,897,545
AutoNation Incorporated	4.75	6-1-2030	7,404,000	7,978,279
Dick's Sporting Goods Incorporated	4.10	1-15-2052	5,302,000	4,639,960
Home Depot Incorporated	2.38	3-15-2051	2,664,000	2,191,586
Home Depot Incorporated	3.13	12-15-2049	3,234,000	3,047,566
Home Depot Incorporated	3.30	4-15-2040	689,000	689,275
				25,444,211
Textiles, apparel & luxury goods: 0.11%
Tapestry Incorporated	3.05	3-15-2032	5,948,000	5,658,843
Consumer staples: 0.65%
Beverages: 0.54%
Anheuser-Busch InBev Worldwide Incorporated	3.50	6-1-2030	1,668,000	1,742,619
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	1,523,000	1,503,338
Anheuser-Busch InBev Worldwide Incorporated	4.38	4-15-2038	4,953,000	5,320,337
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	4,714,000	5,253,686
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	7,141,000	8,069,056
Molson Coors Beverage Company	4.20	7-15-2046	5,787,000	5,753,247
				27,642,283
Food & staples retailing: 0.01%
Walmart Incorporated	2.50	9-22-2041	825,000	757,090
Food products: 0.07%
Archer Daniels Midland Company	2.90	3-1-2032	3,292,000	3,330,164
Tobacco: 0.03%
Altria Group Incorporated	2.35	5-6-2025	723,000	720,767
BAT Capital Corporation	4.39	8-15-2037	885,000	848,207
				1,568,974
See accompanying notes to portfolio of investments

8  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.69%
Oil, gas & consumable fuels: 0.69%
Diamondback Energy Incorporated	3.13%	3-24-2031	$2,489,000	$ 2,429,800
Diamondback Energy Incorporated	4.40	3-24-2051	2,194,000	2,273,350
Enable Midstream Partners	4.40	3-15-2027	3,302,000	3,463,818
Enable Midstream Partners	4.95	5-15-2028	5,599,000	5,991,560
Energy Transfer Operating Partners LP	5.15	3-15-2045	1,685,000	1,717,140
Energy Transfer Operating Partners LP	5.30	4-15-2047	4,391,000	4,587,985
Energy Transfer Operating Partners LP	6.10	2-15-2042	868,000	966,593
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,489,000	1,671,243
Exxon Mobil Corporation	3.45	4-15-2051	3,287,000	3,248,718
Kinder Morgan Incorporated	3.25	8-1-2050	1,555,000	1,307,085
Kinder Morgan Incorporated	3.60	2-15-2051	1,983,000	1,783,861
Kinder Morgan Incorporated	5.05	2-15-2046	825,000	892,280
Marathon Oil Corporation	5.20	6-1-2045	1,072,000	1,178,464
Pioneer Natural Resource	1.90	8-15-2030	4,468,000	4,058,325
				35,570,222
Financials: 8.63%
Banks: 3.49%
Bank of America Corporation (U.S. SOFR +1.01%) ±	1.20	10-24-2026	3,744,000	3,540,275
Bank of America Corporation (U.S. SOFR +1.15%) ±	1.32	6-19-2026	2,230,000	2,130,717
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	11,854,000	11,515,422
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	16,815,000	16,105,812
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	10,050,000	9,593,353
Bank of America Corporation (U.S. SOFR +0.67%) ±	1.84	2-4-2025	10,986,000	10,878,957
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	2,791,000	2,526,797
Bank of America Corporation (3 Month LIBOR +0.99%) ±	2.50	2-13-2031	4,689,000	4,465,300
Bank of America Corporation (U.S. SOFR +2.15%) ±	2.59	4-29-2031	1,276,000	1,219,772
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	12,773,000	12,284,516
Bank of America Corporation (U.S. SOFR +1.33%) ±	2.97	2-4-2033	6,869,000	6,729,077
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	6,629,000	6,687,914
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	7,250,000	7,411,961
Bank of America Corporation (U.S. SOFR +1.65%) ±	3.48	3-13-2052	1,651,000	1,598,515
Bank of America Corporation	3.50	4-19-2026	851,000	881,463
Citigroup Incorporated (U.S. SOFR +0.69%) ±	2.01	1-25-2026	9,939,000	9,782,520
Citigroup Incorporated (U.S. SOFR +1.28%) ±	3.07	2-24-2028	4,936,000	4,975,431
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	16,696,000	15,622,169
JPMorgan Chase & Company (U.S. SOFR +0.80%) ±	1.05	11-19-2026	9,310,000	8,752,869
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	4,132,000	3,899,751
JPMorgan Chase & Company (U.S. SOFR +0.61%) ±	1.56	12-10-2025	26,100,000	25,446,612
JPMorgan Chase & Company (U.S. SOFR +1.85%) ±	2.08	4-22-2026	7,301,000	7,191,775
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	5,114,000	4,933,070
JPMorgan Chase & Company (U.S. SOFR +1.16%) ±	2.30	10-15-2025	1,048,000	1,042,728
				179,216,776
Capital markets: 3.98%
Antares Holdings LP 144A	3.75	7-15-2027	4,239,000	4,127,023
Ares Capital Corporation	3.20	11-15-2031	4,089,000	3,695,429
Athene Global Funding 144A	1.73	10-2-2026	5,004,000	4,760,185
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  9

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Athene Global Funding 144A	1.99%	8-19-2028	$4,170,000	$ 3,848,986
Athene Global Funding 144A	2.50	3-24-2028	5,838,000	5,633,223
Athene Global Funding 144A	2.65	10-4-2031	5,506,000	5,159,234
Bain Capital Specialty Finance	2.55	10-13-2026	2,740,000	2,574,069
Blackstone Holdings Finance Company LLC 144A	3.20	1-30-2052	3,033,000	2,732,126
Blackstone Private Equity Funds 144A	2.35	11-22-2024	3,429,000	3,334,031
Blackstone Private Equity Funds 144A	2.63	12-15-2026	10,816,000	10,067,793
Blackstone Private Equity Funds 144A	3.25	3-15-2027	4,289,000	4,100,083
Blackstone Private Equity Funds 144A	4.00	1-15-2029	6,139,000	5,918,254
BP Capital Markets America Incorporated	2.94	6-4-2051	1,643,000	1,381,976
CNO Global Funding 144A	1.75	10-7-2026	4,619,000	4,406,769
F&G Global Funding 144A	2.00	9-20-2028	6,646,000	6,199,946
FS KKR Capital Corporation	3.25	7-15-2027	358,000	343,923
GA Global Funding Trust 144A	0.80	9-13-2024	5,923,000	5,666,109
GA Global Funding Trust 144A	1.95	9-15-2028	7,924,000	7,283,549
GA Global Funding Trust 144A	2.25	1-6-2027	4,201,000	4,068,369
Goldman Sachs Group Incorporated (U.S. SOFR +0.51%) ±	0.66	9-10-2024	8,357,000	8,158,618
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	16,722,000	16,361,309
Goldman Sachs Group Incorporated (U.S. SOFR +0.73%) ±	1.76	1-24-2025	9,012,000	8,910,708
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	4,136,000	3,962,908
Goldman Sachs Group Incorporated (U.S. SOFR +1.11%) ±	2.64	2-24-2028	3,302,000	3,253,777
Goldman Sachs Group Incorporated (U.S. SOFR +1.26%) ±	2.65	10-21-2032	2,885,000	2,735,825
Goldman Sachs Group Incorporated (U.S. SOFR +1.41%) ±	3.10	2-24-2033	4,357,000	4,288,952
Morgan Stanley (U.S. SOFR +0.51%) ±	0.79	1-22-2025	16,552,000	16,080,314
Morgan Stanley (U.S. SOFR +0.53%) ±	0.79	5-30-2025	14,960,000	14,424,632
Morgan Stanley (U.S. SOFR +0.75%) ±	0.86	10-21-2025	3,319,000	3,177,611
Morgan Stanley (U.S. SOFR +0.72%) ±	0.99	12-10-2026	8,493,000	7,954,054
Morgan Stanley (U.S. SOFR +1.18%) ±	2.24	7-21-2032	4,953,000	4,560,002
Morgan Stanley (U.S. SOFR +1.00%) ±	2.48	1-21-2028	1,647,000	1,619,247
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	4,289,000	4,138,320
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	6,493,000	6,151,193
Owl Rock Capital Corporation 144A	3.13	4-13-2027	5,298,000	4,922,038
Owl Rock Capital Corporation	3.40	7-15-2026	4,757,000	4,557,946
Owl Rock Capital Corporation 144A	4.70	2-8-2027	3,778,000	3,739,473
				204,298,004
Consumer finance: 0.72%
Bunge Limited Finance Corporation	1.63	8-17-2025	2,902,000	2,817,307
Bunge Limited Finance Corporation	2.75	5-14-2031	1,974,000	1,878,776
Bunge Limited Finance Corporation	3.75	9-25-2027	3,113,000	3,235,373
Ford Motor Credit Company LLC	2.70	8-10-2026	7,454,000	7,137,205
Ford Motor Credit Company LLC	2.90	2-10-2029	4,291,000	4,006,721
Ford Motor Credit Company LLC	4.00	11-13-2030	643,000	637,856
Ford Motor Credit Company LLC	4.06	11-1-2024	1,368,000	1,388,175
General Motors Financial Company Incorporated	3.10	1-12-2032	3,481,000	3,322,338
Hyundai Capital America Company 144A	0.80	1-8-2024	4,434,000	4,306,064
Hyundai Capital America Company 144A	1.30	1-8-2026	3,433,000	3,242,933
See accompanying notes to portfolio of investments

10  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Hyundai Capital America Company 144A	1.80%	10-15-2025	$3,293,000	$ 3,181,869
Hyundai Capital America Company 144A	2.00	6-15-2028	1,659,000	1,542,523
				36,697,140
Diversified financial services: 0.02%
Jackson Financial Incorporated 144A	4.00	11-23-2051	1,052,000	944,889
Insurance: 0.42%
Alleghany Corporation	3.25	8-15-2051	2,519,000	2,147,286
AON Corporation	3.90	2-28-2052	1,974,000	1,982,142
Brighthouse Financial Global Funding 144A	1.20	12-15-2023	3,327,000	3,267,146
Brighthouse Financial Incorporated	3.85	12-22-2051	1,651,000	1,442,436
Kemper Corporation	3.80	2-23-2032	3,304,000	3,323,571
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.16%) ±	5.13	3-1-2052	1,666,000	1,688,908
SBL Holdings Incorporated 144A	5.00	2-18-2031	5,778,000	5,740,679
Stewart Information Services Corporation	3.60	11-15-2031	2,247,000	2,168,989
				21,761,157
Health care: 2.20%
Biotechnology: 0.56%
AbbVie Incorporated	2.30	11-21-2022	5,199,000	5,231,055
AbbVie Incorporated	3.20	11-21-2029	4,961,000	5,024,332
AbbVie Incorporated	4.05	11-21-2039	1,959,000	2,056,233
AbbVie Incorporated	4.25	11-21-2049	4,324,000	4,597,848
AbbVie Incorporated	4.30	5-14-2036	1,208,000	1,322,739
AbbVie Incorporated	4.45	5-14-2046	1,225,000	1,319,778
Amgen Incorporated	3.00	1-15-2052	1,847,000	1,581,557
Gilead Sciences Incorporated	2.60	10-1-2040	2,885,000	2,491,779
Gilead Sciences Incorporated	2.80	10-1-2050	4,391,000	3,713,087
Gilead Sciences Incorporated	4.00	9-1-2036	1,489,000	1,585,742
				28,924,150
Health care equipment & supplies: 0.02%
Stryker Corporation	2.90	6-15-2050	821,000	725,613
Health care providers & services: 1.03%
Centene Corporation	2.45	7-15-2028	9,071,000	8,543,431
Centene Corporation	2.50	3-1-2031	1,462,000	1,346,129
Centene Corporation	3.00	10-15-2030	4,013,000	3,825,176
CVS Health Corporation	3.00	8-15-2026	1,796,000	1,827,793
CVS Health Corporation	4.30	3-25-2028	3,782,000	4,082,878
HCA Incorporated	3.50	9-1-2030	11,698,000	11,581,020
HCA Incorporated	5.38	2-1-2025	12,016,000	12,725,064
HCA Incorporated	5.88	2-1-2029	1,506,000	1,682,955
UnitedHealth Group Incorporated	2.75	5-15-2040	1,276,000	1,178,946
UnitedHealth Group Incorporated	2.90	5-15-2050	2,961,000	2,710,333
UnitedHealth Group Incorporated	3.05	5-15-2041	868,000	832,932
UnitedHealth Group Incorporated	3.25	5-15-2051	2,800,000	2,718,959
				53,055,616
Life sciences tools & services: 0.19%
Danaher Corporation	2.60	10-1-2050	1,983,000	1,701,440
Danaher Corporation	2.80	12-10-2051	1,328,000	1,174,742
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  11

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services (continued)
Thermo Fisher Scientific Incorporated	1.75%	10-15-2028	$3,166,000	$ 2,998,144
Thermo Fisher Scientific Incorporated	2.00	10-15-2031	2,817,000	2,613,466
Thermo Fisher Scientific Incorporated	2.80	10-15-2041	1,336,000	1,230,033
				9,717,825
Pharmaceuticals: 0.40%
Astrazeneca Finance LLC	1.75	5-28-2028	5,880,000	5,620,852
Pfizer Incorporated	2.55	5-28-2040	5,795,000	5,296,854
Pfizer Incorporated	2.80	3-11-2022	1,600,000	1,600,848
Roche Holdings Incorporated 144A	2.08	12-13-2031	6,059,000	5,757,034
Roche Holdings Incorporated 144A	2.61	12-13-2051	2,354,000	2,082,531
				20,358,119
Industrials: 1.38%
Aerospace & defense: 0.70%
Howmet Aerospace Incorporated	3.00	1-15-2029	4,927,000	4,674,491
Northrop Grumman Corporation	3.25	8-1-2023	4,868,000	4,970,507
Northrop Grumman Corporation	3.25	1-15-2028	3,004,000	3,069,066
The Boeing Company	2.20	2-4-2026	6,314,000	6,160,605
The Boeing Company	3.25	2-1-2028	3,574,000	3,570,813
The Boeing Company	3.25	2-1-2035	2,042,000	1,911,583
The Boeing Company	3.63	2-1-2031	3,591,000	3,621,624
The Boeing Company	3.75	2-1-2050	3,651,000	3,392,581
The Boeing Company	5.15	5-1-2030	1,668,000	1,842,379
The Boeing Company	5.71	5-1-2040	1,013,000	1,180,038
The Boeing Company	5.81	5-1-2050	1,132,000	1,344,826
				35,738,513
Airlines: 0.33%
Delta Air Lines Incorporated 144A	4.50	10-20-2025	6,765,000	6,944,994
Delta Air Lines Incorporated 144A	4.75	10-20-2028	9,820,000	10,241,536
				17,186,530
Construction & engineering: 0.06%
Quanta Services Incorporated	0.95	10-1-2024	3,319,000	3,205,226
Road & rail: 0.24%
Union Pacific Corporation	2.40	2-5-2030	3,268,000	3,182,299
Union Pacific Corporation	2.80	2-14-2032	4,141,000	4,153,087
Union Pacific Corporation	3.38	2-14-2042	1,985,000	1,981,571
Union Pacific Corporation	3.50	2-14-2053	2,815,000	2,825,692
				12,142,649
Transportation infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,493,096	2,816,671
Information technology: 2.42%
Electronic equipment, instruments & components: 0.21%
Dell International LLC 144A	3.38	12-15-2041	4,136,000	3,626,128
Dell International LLC 144A	3.45	12-15-2051	4,961,000	4,201,004
See accompanying notes to portfolio of investments

12  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic equipment, instruments & components (continued)
Dell International LLC	4.90%	10-1-2026	$851,000	$ 921,785
Dell International LLC	6.10	7-15-2027	1,693,000	1,949,838
				10,698,755
IT services: 0.20%
Global Payments Incorporated	1.50	11-15-2024	2,476,000	2,417,437
Global Payments Incorporated	2.15	1-15-2027	4,953,000	4,778,483
Global Payments Incorporated	2.90	11-15-2031	3,302,000	3,148,433
				10,344,353
Semiconductors & semiconductor equipment: 0.80%
Analog Devices Incorporated	1.70	10-1-2028	2,502,000	2,389,166
Analog Devices Incorporated	2.10	10-1-2031	3,327,000	3,180,346
Broadcom Incorporated 144A	2.45	2-15-2031	2,910,000	2,688,174
Broadcom Incorporated	3.15	11-15-2025	2,179,000	2,219,909
Broadcom Incorporated 144A	3.42	4-15-2033	7,923,000	7,725,978
Broadcom Incorporated 144A	3.47	4-15-2034	3,719,000	3,590,040
Broadcom Incorporated	3.88	1-15-2027	1,259,000	1,310,869
Broadcom Incorporated	4.15	11-15-2030	4,629,000	4,857,251
Intel Corporation	1.60	8-12-2028	1,685,000	1,596,420
Intel Corporation	2.00	8-12-2031	1,617,000	1,503,264
Intel Corporation	2.80	8-12-2041	4,349,000	3,915,443
Intel Corporation	3.05	8-12-2051	665,000	603,945
Intel Corporation	3.20	8-12-2061	1,353,000	1,193,820
KLA Corporation	3.30	3-1-2050	2,621,000	2,475,688
Texas Instruments Incorporated	1.13	9-15-2026	1,668,000	1,608,197
				40,858,510
Software: 0.64%
Oracle Corporation	3.65	3-25-2041	1,727,000	1,565,202
Oracle Corporation	3.95	3-25-2051	3,676,000	3,367,368
VMware Incorporated	0.60	8-15-2023	8,263,000	8,112,901
VMware Incorporated	1.00	8-15-2024	5,787,000	5,619,591
VMware Incorporated	1.40	8-15-2026	6,612,000	6,266,819
VMware Incorporated	1.80	8-15-2028	3,634,000	3,359,893
VMware Incorporated	3.90	8-21-2027	664,000	693,642
VMware Incorporated	4.70	5-15-2030	3,344,000	3,671,897
				32,657,313
Technology hardware, storage & peripherals: 0.57%
Apple Incorporated	1.40	8-5-2028	6,663,000	6,294,178
Apple Incorporated	1.70	8-5-2031	4,995,000	4,630,103
Apple Incorporated	2.38	2-8-2041	1,353,000	1,205,077
Apple Incorporated	2.55	8-20-2060	3,906,000	3,236,421
Apple Incorporated	2.65	5-11-2050	4,110,000	3,646,481
Apple Incorporated	2.65	2-8-2051	4,170,000	3,704,257
Apple Incorporated	2.85	8-5-2061	3,327,000	2,955,830
HP Incorporated	2.20	6-17-2025	3,846,000	3,821,088
				29,493,435
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  13

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.35%
Chemicals: 0.35%
Dow Chemical Corporation	3.60%	11-15-2050	$3,336,000	$ 3,190,254
Ecolab Incorporated	2.70	12-15-2051	1,821,000	1,588,987
LYB International Finance III Company	3.38	10-1-2040	4,987,000	4,667,317
LYB International Finance III Company	3.63	4-1-2051	3,293,000	3,109,655
Westlake Chemical Corporation	3.13	8-15-2051	2,465,000	2,113,604
Westlake Chemical Corporation	3.38	8-15-2061	1,566,000	1,302,845
Westlake Chemical Corporation	3.60	8-15-2026	1,821,000	1,891,280
				17,863,942
Real estate: 1.31%
Equity REITs: 1.07%
Agree LP	2.00	6-15-2028	3,634,000	3,420,454
Agree LP	2.60	6-15-2033	825,000	759,828
Brixmor Operating Partnership	2.25	4-1-2028	1,166,000	1,110,324
Brixmor Operating Partnership	2.50	8-16-2031	2,017,000	1,864,352
Crown Castle International Corporation	1.05	7-15-2026	4,995,000	4,653,323
Crown Castle International Corporation	2.10	4-1-2031	3,420,000	3,079,748
Crown Castle International Corporation	2.90	4-1-2041	2,332,000	2,002,232
Crown Castle International Corporation	4.00	3-1-2027	834,000	869,480
Federal Realty Investment Trust	3.95	1-15-2024	2,306,000	2,373,181
Mid-America Apartments LP	3.95	3-15-2029	1,676,000	1,793,619
Mid-America Apartments LP	4.00	11-15-2025	2,042,000	2,144,217
Mid-America Apartments LP	4.30	10-15-2023	1,710,000	1,756,714
Realty Income Corporation	2.20	6-15-2028	1,787,000	1,731,868
Realty Income Corporation	2.85	12-15-2032	2,417,000	2,350,451
Realty Income Corporation	3.40	1-15-2028	1,770,000	1,822,253
Regency Centers LP	2.95	9-15-2029	3,625,000	3,590,289
Rexford Industrial Realty Trust Company	2.15	9-1-2031	1,847,000	1,663,815
Spirit Realty LP	2.10	3-15-2028	3,319,000	3,124,886
Spirit Realty LP	3.40	1-15-2030	2,008,000	2,001,886
Store Capital Corporation	2.70	12-1-2031	1,157,000	1,073,571
Store Capital Corporation	2.75	11-18-2030	2,953,000	2,787,401
Store Capital Corporation	4.50	3-15-2028	6,297,000	6,741,655
Store Capital Corporation	4.63	3-15-2029	2,127,000	2,286,234
				55,001,781
Real estate management & development: 0.24%
American Campus Communities Company	2.25	1-15-2029	2,502,000	2,354,009
Essex Portfolio LP	1.70	3-1-2028	4,366,000	4,110,494
Essex Portfolio LP	2.55	6-15-2031	1,719,000	1,635,777
Extra Space Storage LP	2.35	3-15-2032	1,498,000	1,380,400
Kilroy Realty LP	2.65	11-15-2033	1,262,000	1,148,792
Sun Communities Operating LP	2.30	11-1-2028	1,668,000	1,575,574
				12,205,046
Utilities: 2.26%
Electric utilities: 1.68%
American Transmission System Incorporated 144A	2.65	1-15-2032	1,157,000	1,110,766
Duke Energy Carolinas LLC	2.55	4-15-2031	1,685,000	1,644,009
Duke Energy Florida LLC	2.40	12-15-2031	2,476,000	2,359,161
Duke Energy Progress LLC	2.50	8-15-2050	2,502,000	2,064,768
See accompanying notes to portfolio of investments

14  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Duke Energy Progress LLC	2.55%	6-15-2031	$5,274,000	$ 4,938,425
Duke Energy Progress LLC	3.50	6-15-2051	996,000	914,637
Entergy Arkansas LLC	2.65	6-15-2051	2,230,000	1,853,236
Eversource Energy	1.40	8-15-2026	2,333,000	2,224,087
Eversource Energy	2.90	3-1-2027	3,294,000	3,314,899
Eversource Energy	3.38	3-1-2032	2,301,000	2,331,115
FirstEnergy Corporation 144A	2.75	3-1-2032	2,723,000	2,620,417
Florida Power & Light Company	2.45	2-3-2032	7,539,000	7,321,501
Florida Power & Light Company	2.88	12-4-2051	592,000	538,739
ITC Holdings Corporation	2.70	11-15-2022	3,370,000	3,398,235
Metropolitan Edison Company 144A	4.30	1-15-2029	3,727,000	4,010,745
Mid-American Energy Company	2.70	8-1-2052	2,153,000	1,860,204
Mississippi Power Company	3.10	7-30-2051	2,978,000	2,656,107
Mississippi Power Company	3.95	3-30-2028	2,970,000	3,128,808
Mississippi Power Company	4.25	3-15-2042	1,140,000	1,181,194
Northern States Power Company	3.20	4-1-2052	1,676,000	1,631,024
NSTAR Electric Company	3.10	6-1-2051	1,532,000	1,427,465
Oncor Electric Delivery Company 144A	2.70	11-15-2051	1,595,000	1,356,235
Pacific Gas & Electric Company	2.10	8-1-2027	2,153,000	1,999,983
Pacific Gas & Electric Company	3.95	12-1-2047	3,781,000	3,293,802
Pacific Gas & Electric Company	4.20	6-1-2041	1,438,000	1,304,275
Pacific Gas & Electric Company	4.50	7-1-2040	851,000	801,842
Pacific Gas & Electric Company	4.75	2-15-2044	834,000	797,730
Pacific Gas & Electric Company	4.95	7-1-2050	3,353,000	3,321,361
PacifiCorp Electric Service Company	2.90	6-15-2052	1,328,000	1,166,963
PECO Energy Company	2.85	9-15-2051	2,995,000	2,676,771
Pennsylvania Electric Company 144A	3.25	3-15-2028	2,417,000	2,423,494
Public Service Company of Oklahoma	2.20	8-15-2031	2,519,000	2,353,104
Public Service Company of Oklahoma	3.15	8-15-2051	1,676,000	1,516,298
Public Service Electric and Gas Company	1.90	8-15-2031	3,327,000	3,074,153
Public Service Electric and Gas Company	2.05	8-1-2050	689,000	524,880
Public Service Electric and Gas Company	2.70	5-1-2050	1,353,000	1,183,291
Southern California Edison Company	4.13	3-1-2048	1,864,000	1,879,424
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,174,000	1,213,662
Virginia Electric & Power Company	2.45	12-15-2050	962,000	784,054
Virginia Electric & Power Company	2.95	11-15-2051	2,485,000	2,242,931
				86,443,795
Gas utilities: 0.14%
Baltimore Gas & Electric Gas Company	2.25	6-15-2031	2,485,000	2,361,000
Piedmont Natural Gas Company	2.50	3-15-2031	2,502,000	2,381,679
Southern Company Gas Capital Corporation	1.75	1-15-2031	2,621,000	2,324,364
				7,067,043
Independent power & renewable electricity producers: 0.06%
AES Corporation	1.38	1-15-2026	3,591,000	3,412,729
Multi-utilities: 0.38%
CenterPoint Energy Incorporated	3.60	3-1-2052	1,810,000	1,838,936
Consumers Energy Company	2.50	5-1-2060	1,413,000	1,091,753
Consumers Energy Company	2.65	8-15-2052	1,830,000	1,571,991
DTE Energy Company	1.05	6-1-2025	1,745,000	1,666,926
DTE Energy Company	2.95	3-1-2030	561,000	551,278
DTE Energy Company	2.95	3-1-2050	2,902,000	2,640,590
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  15

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-utilities (continued)
DTE Energy Company	3.65%	3-1-2052	$1,320,000	$ 1,368,178
Public Service Enterprise Group	1.60	8-15-2030	1,915,000	1,701,719
Public Service Enterprise Group	2.45	11-15-2031	3,022,000	2,864,029
WEC Energy Group Incorporated	0.80	3-15-2024	4,212,000	4,102,490
				19,397,890
Total Corporate bonds and notes (Cost $1,298,315,068)				1,240,688,383
Municipal obligations: 0.42%
Nevada: 0.10%
Airport revenue: 0.10%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,065,855
New York: 0.13%
Airport revenue: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	6,600,902
Ohio: 0.05%
Education revenue: 0.05%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	2,669,132
Texas: 0.14%
Education revenue: 0.03%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,529,584
Transportation revenue: 0.11%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	5,637,310
Total Municipal obligations (Cost $17,160,696)				21,502,783
Non-agency mortgage-backed securities: 4.58%
3650R Commercial Mortgage Trust Series 2021-PF1 Class A5	2.52	11-15-2054	2,521,000	2,433,321
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	330,416	330,374
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A±±	2.53	1-26-2065	1,920,442	1,922,033
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	901,346	892,099
Angel Oak Mortgage Trust Series 2021-6 Class A1 144A±±	1.46	9-25-2066	3,249,105	3,152,804
Barclays Commercial Mortgage Series 2018-C2 Class ASB	4.24	12-15-2051	1,159,000	1,236,253
Barclays Commercial Mortgage Series 2019-C3 Class A3	3.32	5-15-2052	585,000	600,606
Barclays Commercial Mortgage Series 2022-C14 Class A5	2.95	2-15-2055	1,672,000	1,675,229
Benchmark Mortgage Trust Series 2022-B33 Class A5%%	3.35	1-15-2032	3,128,000	3,264,410
BMO Mortgage Trust Series 2022-C1 Class A5	3.37	2-15-2055	1,335,000	1,379,352
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A±±	2.88	7-25-2049	2,630,704	2,625,803
See accompanying notes to portfolio of investments

16  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A±±	2.72%	11-25-2059	$2,059,617	$ 2,063,320
BX Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%) 144A±	0.89	9-15-2036	10,912,000	10,597,286
BX Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%) 144A±	0.88	10-15-2038	5,440,000	5,324,512
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,631,000	1,670,250
Colt Funding LLC Series 2021-2 Class A1 144A±±	0.92	8-25-2066	4,240,707	4,091,098
Colt Funding LLC Series 2021-4 Class A1 144A±±	1.40	10-25-2066	4,394,989	4,251,183
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,298,714	2,298,884
Commercial Mortgage Trust Series 2013-CR10 Class A4 ±±	4.21	8-10-2046	89,000	91,201
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	8-10-2050	10,048,000	10,345,386
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	8,286,000	8,320,388
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,937,000	3,973,099
Commercial Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,982,000	2,031,803
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,484,176	2,541,509
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3	2.80	3-15-2054	1,257,000	1,235,321
EQUS Mortgage Trust Series 2021-EQAZ (1 Month LIBOR +0.75%) 144A±	0.95	10-15-2038	4,123,000	4,040,403
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	2,275,000	2,330,871
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,471,323	5,630,079
Goldman Sachs Mortgage Securities Trust Series 2020-GC47 Class A5	2.38	5-12-2053	2,152,000	2,070,569
Goldman Sachs Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	4,119,000	3,806,606
Goldman Sachs Mortgage Securities Trust Series 2021-GSA3 Class A5	2.62	12-15-2054	3,531,000	3,428,911
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	4,601,478	4,680,240
JPMBB Commercial Mortgage Securities Series Trust Series 2013-C17 Class A4	4.20	1-15-2047	1,095,000	1,127,139
JPMDB Commercial Mortgage Securities Series 2013-C12 Class A5	3.66	7-15-2045	3,316,000	3,366,390
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	1,659,938	1,689,865
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4	4.17	12-15-2046	4,973,000	5,104,354
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	9,226,619	9,266,447
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A3	3.39	12-15-2049	1,080,000	1,094,649
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	1.14	11-15-2038	6,662,000	6,561,923
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	0.99	11-25-2053	5,688,000	5,652,027
Mello Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.70%) 144A±	0.89	2-25-2055	1,606,000	1,591,764
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  17

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Mello Warehouse Securitization Trust Series 2021-2 Class A (1 Month LIBOR +0.75%) 144A±	0.94%	4-25-2055	$4,340,000	$ 4,303,126
MFRA Trust Series 2021-NQM2 Class A1 144A±±	1.03	11-25-2064	2,132,982	2,078,224
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	954,973	955,195
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	816,542
Morgan Stanley Capital International Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,796,704
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49	9-25-2059	1,120,567	1,121,849
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.94	5-25-2055	10,288,000	10,219,711
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A±±	2.28	2-25-2050	1,562,369	1,554,828
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055	1,726,660	1,703,992
Starwood Mortgage Residential Trust Series 2020-INV3 Class A1 144A±±	1.49	4-25-2065	2,219,035	2,202,675
Starwood Mortgage Residential Trust Series 2021-1 Class A1 144A±±	1.22	5-25-2065	2,172,832	2,154,327
Starwood Mortgage Residential Trust Series 2021-4 Class A1 144A±±	1.16	8-25-2056	4,593,887	4,483,320
UBS-Barclays Commercial Mortgage Trust Series 2012-C4 Class A4	2.79	12-10-2045	3,293,000	3,296,639
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	1,322,915	1,327,408
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,028,671	1,030,631
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	1,645,876	1,649,851
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	2,465,912	2,469,596
Verus Securitization Trust Series 2020-1 Class A1 144A	2.42	1-25-2060	465,429	464,973
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	2,145,490	2,132,309
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	872,574	859,697
Verus Securitization Trust Series 2021-1 Class A1 144A±±	0.82	1-25-2066	2,815,767	2,754,533
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	4,937,876	4,827,459
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	3,425,724	3,335,631
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	3,833,987	3,671,060
Verus Securitization Trust Series 2021-5 Class A1 144A±±	1.01	9-25-2066	14,109,817	13,494,237
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	5,633,037	5,495,008
Verus Securitization Trust Series 2021-8 Class A1 144A±±	1.82	11-25-2066	4,057,501	3,956,277
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	2,999,226	2,971,786
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	2,721,162	2,690,343
See accompanying notes to portfolio of investments

18  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Visio Trust Series 2020-1R Class A1 144A	1.31%	11-25-2055	$2,059,653	$ 2,030,612
Wells Fargo Commercial Mortgage Pass-Through Certificates Series 2022-BNK40 Class A4 ±±%%	3.51	3-17-2064	2,318,000	2,383,671
Total Non-agency mortgage-backed securities (Cost $240,348,122)				235,021,975
U.S. Treasury securities: 38.09%
U.S. Treasury Bond ##	1.13	5-15-2040	87,097,000	72,433,403
U.S. Treasury Bond ##	1.13	8-15-2040	61,545,000	50,990,994
U.S. Treasury Bond ##	1.38	11-15-2040	98,406,000	85,090,438
U.S. Treasury Bond	1.38	8-15-2050	30,117,000	24,793,585
U.S. Treasury Bond	1.63	11-15-2050	31,350,000	27,467,988
U.S. Treasury Bond ##	1.75	8-15-2041	82,862,000	75,948,202
U.S. Treasury Bond	1.88	2-15-2041	12,155,000	11,426,650
U.S. Treasury Bond	2.38	2-15-2042	10,971,000	11,202,420
U.S. Treasury Bond	2.50	2-15-2045	15,047,000	15,534,264
U.S. Treasury Note	0.13	5-31-2022	41,032,000	40,996,431
U.S. Treasury Note	0.13	9-30-2022	29,297,000	29,188,281
U.S. Treasury Note ##	0.13	12-31-2022	74,138,000	73,599,341
U.S. Treasury Note	0.13	3-31-2023	480,000	474,694
U.S. Treasury Note	0.13	4-30-2023	85,838,000	84,771,731
U.S. Treasury Note	0.13	8-31-2023	1,796,000	1,764,219
U.S. Treasury Note	0.25	5-15-2024	8,542,000	8,304,759
U.S. Treasury Note	0.25	6-15-2024	20,963,000	20,350,487
U.S. Treasury Note	0.25	8-31-2025	34,276,000	32,576,928
U.S. Treasury Note	0.25	9-30-2025	82,493,000	78,297,457
U.S. Treasury Note ##	0.25	10-31-2025	61,838,000	58,613,245
U.S. Treasury Note	0.38	10-31-2023	16,845,000	16,558,109
U.S. Treasury Note	0.38	4-15-2024	45,675,000	44,588,435
U.S. Treasury Note ##	0.38	11-30-2025	111,226,000	105,795,044
U.S. Treasury Note	0.38	12-31-2025	11,825,000	11,237,445
U.S. Treasury Note	0.38	1-31-2026	47,290,000	44,855,304
U.S. Treasury Note	0.50	8-31-2027	46,306,000	43,205,669
U.S. Treasury Note	0.50	10-31-2027	14,759,000	13,736,824
U.S. Treasury Note	0.75	11-15-2024	14,140,000	13,814,117
U.S. Treasury Note ##	0.75	5-31-2026	52,745,000	50,593,993
U.S. Treasury Note	0.88	1-31-2024	326,000	322,473
U.S. Treasury Note	0.88	6-30-2026	14,949,000	14,406,515
U.S. Treasury Note	0.88	9-30-2026	10,563,000	10,154,922
U.S. Treasury Note	1.00	12-15-2024	21,351,000	20,992,370
U.S. Treasury Note	1.00	7-31-2028	25,631,000	24,354,456
U.S. Treasury Note	1.13	1-15-2025	27,893,000	27,498,576
U.S. Treasury Note	1.25	12-31-2026	6,314,000	6,167,989
U.S. Treasury Note	1.25	6-30-2028	7,335,000	7,084,579
U.S. Treasury Note	1.38	10-31-2028	43,719,000	42,463,786
U.S. Treasury Note	1.38	12-31-2028	20,061,000	19,477,977
U.S. Treasury Note	1.50	2-29-2024	67,314,000	67,369,218
U.S. Treasury Note ##	1.50	9-30-2024	77,635,000	77,440,913
U.S. Treasury Note	1.50	2-15-2025	49,571,000	49,373,490
U.S. Treasury Note	1.50	1-31-2027	29,155,000	28,811,062
U.S. Treasury Note	1.75	1-31-2029	11,055,000	10,997,998
U.S. Treasury Note	1.88	2-28-2027	119,782,000	120,577,427
U.S. Treasury Note	1.88	2-28-2029	26,267,000	26,357,293
U.S. Treasury Note	1.88	2-15-2032	60,178,000	60,403,668
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  19

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.88%	11-15-2051	$21,060,000	$ 19,648,322
U.S. Treasury Note	2.00	11-15-2041	55,482,000	53,115,346
U.S. Treasury Note	2.00	8-15-2051	31,558,000	30,271,025
U.S. Treasury Note	2.13	5-15-2025	42,995,000	43,592,899
U.S. Treasury Note	2.25	5-15-2041	28,155,000	28,065,916
U.S. Treasury Note	2.25	2-15-2052	18,102,000	18,441,413
Total U.S. Treasury securities (Cost $2,005,017,014)				1,955,600,090
Yankee corporate bonds and notes: 4.21%
Communication services: 0.03%
Wireless telecommunication services: 0.03%
Vodafone Group plc	4.25	9-17-2050	661,000	676,734
Vodafone Group plc	5.00	5-30-2038	827,000	938,723
				1,615,457
Energy: 0.44%
Oil, gas & consumable fuels: 0.44%
Aker BP ASA 144A	4.00	1-15-2031	2,343,000	2,397,492
Galaxy Pipeline Assets Company 144A	1.75	9-30-2027	4,929,460	4,791,567
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	3,823,000	3,553,902
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,354,000	2,125,269
Galaxy Pipeline Assets Company 144A	2.94	9-30-2040	1,545,000	1,420,801
Oleoducto Central SA 144A	4.00	7-14-2027	1,879,000	1,770,976
Petroleos del Peru 144A	5.63	6-19-2047	2,368,000	2,101,624
Petroleos Mexicanos Company	2.38	4-15-2025	1,270,150	1,281,575
Petroleos Mexicanos Company	2.46	12-15-2025	3,226,000	3,259,509
				22,702,715
Financials: 2.84%
Banks: 1.59%
ASB Bank Limited 144A	2.38	10-22-2031	3,192,000	3,006,782
Banco Santander SA (1 Year Treasury Constant Maturity +0.90%) ±	1.72	9-14-2027	4,200,000	3,971,386
Banco Santander SA (1 Year Treasury Constant Maturity +1.60%) ±	3.23	11-22-2032	4,200,000	3,894,913
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.55%) ±	0.95	7-19-2025	9,876,000	9,537,209
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.75%) ±	1.54	7-20-2027	9,752,000	9,250,899
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.67%) ±	1.64	10-13-2027	8,377,000	7,951,768
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.95%) ±	2.31	7-20-2032	5,205,000	4,830,430
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.83%) ±	2.34	1-19-2028	4,765,000	4,650,081
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.97%) ±	2.49	10-13-2032	3,505,000	3,297,708
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +1.10%) ±	2.85	1-19-2033	3,083,000	2,984,546
Mizuho Financial Group (1 Year Treasury Constant Maturity +1.25%) ±	3.26	5-22-2030	8,260,000	8,278,581
Sumitomo Mitsui Financial Group Incorporated	1.40	9-17-2026	6,606,000	6,242,549
See accompanying notes to portfolio of investments

20  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Financial Group Incorporated	1.90%	9-17-2028	$10,399,000	$ 9,734,124
Westpac Banking Corporation	1.95	11-20-2028	4,167,000	3,987,361
				81,618,337
Capital markets: 0.30%
Deutsche Bank AG (U.S. SOFR +2.26%) ±	3.74	1-7-2033	8,720,000	8,161,911
Macquarie Group Limited (U.S. SOFR +0.69%) 144A±	1.20	10-14-2025	7,548,000	7,297,858
				15,459,769
Consumer finance: 0.04%
Hyundai Capital Services Incorporated 144A	2.13	4-24-2025	2,118,000	2,069,973
Diversified financial services: 0.83%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	10,241,000	10,003,782
DH Europe Finance II	2.05	11-15-2022	2,655,000	2,668,679
DH Europe Finance II	2.20	11-15-2024	4,570,000	4,572,322
GE Capital International Funding Company	4.42	11-15-2035	3,936,000	4,424,801
Lundin Energy Finance Company 144A	2.00	7-15-2026	6,024,000	5,816,919
Lundin Energy Finance Company 144A	3.10	7-15-2031	11,027,000	10,521,517
Trust Fibrauno 144A	5.25	1-30-2026	2,605,000	2,660,356
Trust Fibrauno 144A	6.39	1-15-2050	2,091,000	2,143,275
				42,811,651
Insurance: 0.08%
Enstar Group Limited	3.10	9-1-2031	4,195,000	3,913,708
Health care: 0.40%
Health care equipment & supplies: 0.12%
Steris plc	3.75	3-15-2051	6,583,000	6,326,675
Pharmaceuticals: 0.28%
Astrazeneca plc	2.13	8-6-2050	834,000	658,321
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	3,482,000	3,526,880
Takeda Pharmaceutical	2.05	3-31-2030	4,582,000	4,250,853
Takeda Pharmaceutical	3.03	7-9-2040	1,927,000	1,739,883
Takeda Pharmaceutical	3.18	7-9-2050	1,323,000	1,184,889
Takeda Pharmaceutical	4.40	11-26-2023	2,956,000	3,068,456
				14,429,282
Industrials: 0.26%
Road & rail: 0.18%
Canadian Pacific Railway Company	1.35	12-2-2024	7,397,000	7,216,429
Canadian Pacific Railway Company	1.75	12-2-2026	799,000	774,923
Canadian Pacific Railway Company	3.00	12-2-2041	1,319,000	1,223,696
				9,215,048
Transportation infrastructure: 0.08%
Adani Ports & Special Company 144A	3.00	2-16-2031	1,403,360	1,303,062
Adani Ports & Special Company 144A	4.20	8-4-2027	2,984,000	2,979,763
				4,282,825
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  21

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.08%
Semiconductors & semiconductor equipment: 0.08%
NXP BV 144A	3.25%	5-11-2041	$1,821,000	$ 1,667,968
NXP BV 144A	3.88	6-18-2026	2,153,000	2,252,507
				3,920,475
Materials: 0.13%
Metals & mining: 0.13%
Teck Resources Limited	5.20	3-1-2042	1,966,000	2,119,257
Teck Resources Limited	6.13	10-1-2035	1,702,000	2,079,360
Teck Resources Limited	6.25	7-15-2041	1,915,000	2,314,256
				6,512,873
Utilities: 0.03%
Electric utilities: 0.03%
Israel Electric Corporation Limited 144A	3.75	2-22-2032	1,561,000	1,543,049
Total Yankee corporate bonds and notes (Cost $225,166,339)				216,421,837
Yankee government bonds: 0.90%
Republic of Chile	3.50	1-31-2034	1,038,000	1,029,146
Republic of Colombia	5.20	5-15-2049	3,583,000	3,026,847
Republic of Panama	4.50	1-19-2063	639,000	607,472
Republic of Paraguay 144A	3.85	6-28-2033	1,840,000	1,755,378
Republic of Paraguay 144A	4.95	4-28-2031	762,000	790,583
Republic of Paraguay 144A	5.40	3-30-2050	2,946,000	2,901,839
Republic of Peru	2.39	1-23-2026	3,481,000	3,409,918
Republic of Peru	2.78	1-23-2031	5,370,000	5,073,952
Republic of Peru	3.00	1-15-2034	1,072,000	989,081
Republic of Peru	3.60	1-15-2072	3,685,000	3,074,617
United Mexican States	3.50	2-12-2034	4,678,000	4,399,706
United Mexican States	3.75	4-19-2071	3,865,000	3,054,896
United Mexican States	4.28	8-14-2041	7,611,000	7,144,370
United Mexican States	4.40	2-12-2052	583,000	536,185
United Mexican States	4.50	4-22-2029	7,782,000	8,267,675
Total Yankee government bonds (Cost $48,901,523)				46,061,665

		Yield	Shares
Short-term investments: 4.44%
Investment companies: 4.44%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	226,815,119	226,815,119
Securities Lending Cash Investments LLC ♠∩∞		0.11	1,008,887	1,008,887
Total Short-term investments (Cost $227,824,006)				227,824,006
Total investments in securities (Cost $5,857,693,924)	111.53%			5,726,496,181
Other assets and liabilities, net	(11.53)			(592,075,964)
Total net assets	100.00%			$5,134,420,217

See accompanying notes to portfolio of investments

22  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$270,350,377	$3,812,383,957	$(3,855,919,215)	$0	$0	$226,815,119	226,815,119	$27,517
Securities Lending Cash Investments LLC	0	489,530,854	(488,521,967)	0	0	1,008,887	1,008,887	3,383#
				$0	$0	$227,824,006		$30,900

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  23

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the

24  |  Allspring Core Bond Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,428,811,356	$0	$1,428,811,356
Asset-backed securities	0	354,564,086	0	354,564,086
Corporate bonds and notes	0	1,240,688,383	0	1,240,688,383
Municipal obligations	0	21,502,783	0	21,502,783
Non-agency mortgage-backed securities	0	235,021,975	0	235,021,975
U.S. Treasury securities	1,955,600,090	0	0	1,955,600,090
Yankee corporate bonds and notes	0	216,421,837	0	216,421,837
Yankee government bonds	0	46,061,665	0	46,061,665
Short-term investments
Investment companies	227,824,006	0	0	227,824,006
Total assets	$2,183,424,096	$3,543,072,085	$0	$5,726,496,181
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Core Bond Portfolio  |  25